Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Amount issued	S/ 13,070,956		S/ 10,634,546
Borrowings	6,075,433		5,551,629
Interest payable	S/ 128,047		106,145
Six Point Six Two Five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.625%	6.625%
Annual interest rate, basis	since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points.
Local Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 824,566		391,007
Local Issuances [Member] | Subordinated Bonds Third Program Fourth Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	7.09375%	7.09375%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued | $		$ 34,780,000
Borrowings	S/ 130,912
Local Issuances [Member] | Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	4.84375%	4.84375%
Interest Payment	Semi-annually
Borrowings Maturity	2030
Amount issued | $		$ 25,000,000
Borrowings	S/ 94,100		92,725
Local Issuances [Member] | Subordinated Bonds Third Program Second Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	4.34%	4.34%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 20,000,000
Borrowings			74,180
Local Issuances [Member] | Subordinated Bonds Third Program First Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.00%	6.00%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 20,000,000
Borrowings			74,102
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 225,012		241,007
Local Issuances [Member] | Corporate Bonds Fourth Program First Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.75%	6.75%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued | $		$ 28,706,000
Borrowings	S/ 108,049
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.21875%	5.21875%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 112,964
Borrowings	S/ 110,010
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First B Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.9375%	4.9375%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 138,435
Borrowings	S/ 133,852
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First C Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.59375%	4.59375%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 102,000
Borrowings	97,643
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 341,505
Local Issuances [Member] | Corporate Bonds Second Program fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate, basis	3.41% + VAC
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued	S/ 150,000
Borrowings	150,000		150,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,122,820		5,054,477
International Issuances [Member] | Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.00%	4.00%
Interest Payment	Semi-annually
Borrowings Maturity	2030
Amount issued | $		$ 300,000,000
Borrowings	S/ 1,124,502		1,107,228
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.00%	5.00%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued	S/ 312,000
Borrowings	S/ 311,788		311,644
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	3.25%	3.25%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued | $		$ 400,000,000
Borrowings	S/ 1,501,894		1,477,909
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	IFS
Annual interest rate	4.125%	4.125%
Interest Payment	Semi-annually
Borrowings Maturity	2027
Amount issued | $		$ 300,000,000
Borrowings	S/ 1,062,514		1,045,258
International Issuances [Member] | Seven Point Six Two Five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	7.625%	7.625%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued | $		$ 300,000,000
Borrowings	S/ 1,122,122
International Issuances [Member] | Six Point Six Two Five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	6.625%	6.625%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 300,000,000
Borrowings			1,112,438
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,947,386		S/ 5,445,484